Vox Populi ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Accounting Tax Preparation Bookkeeping and Payroll Services - 0.1%
Paychex, Inc.	30	$ 3,505

Advertising Public Relations and Related Services - 0.2%
AppLovin Corp. - Class A (a)	27	10,689
Omnicom Group, Inc.	24	1,889
Trade Desk, Inc. - Class A (a)	30	541
		13,119

Aerospace Product and Parts Manufacturing - 3.2%
Boeing Co. (a)	60	12,968
General Dynamics Corp.	21	8,052
HEICO Corp. - Class A	9	2,316
Honeywell International, Inc.	24	5,833
Lockheed Martin Corp.	18	10,489
Rocket Lab Corp. (a)	45	2,923
RTX Corp.	108	23,244
Space Exploration Technologies Corp. - Class A (a)	1,047	113,463
TransDigm Group, Inc.	3	3,763
		183,051

Aerospace/Defense - 0.1%
Honeywell Aerospace, Inc. (a)	24	4,962

Agencies Brokerages and Other Insurance Related Activities - 0.4%
Aon PLC - Class A	18	6,490
Arch Capital Group Ltd. (a)	27	2,714
Arthur J Gallagher & Co.	21	5,238
Brown & Brown, Inc.	27	1,901
Marsh & McLennan Cos., Inc.	39	7,398
Willis Towers Watson PLC	6	2,015
		25,756

Agriculture Construction and Mining Machinery - 0.7%
Caterpillar, Inc.	36	29,333
Deere & Co.	21	12,446
		41,779

Alumina and Aluminum Production and Processing - 0.1%
Howmet Aerospace, Inc.	30	8,468

Amusement Parks and Arcades - 0.2%
Walt Disney Co.	144	13,851

Animal Slaughtering and Processing - 0.0% (b)
Tyson Foods, Inc. - Class A	27	1,565

Architectural and Structural Metals Manufacturing - 0.1%
Nucor Corp.	18	4,631

Architectural Engineering and Related Services - 0.0% (b)

Jacobs Solutions, Inc.	6	809
Teledyne Technologies, Inc. (a)	3	1,967
		2,776

Automobile Dealers - 0.1%
Carvana Co. (a)	60	3,742

Automotive Parts Accessories and Tire Stores - 0.1%
O'Reilly Automotive, Inc. (a)	69	6,165

Basic Chemical Manufacturing - 0.4%
Ecolab, Inc.	24	6,663
International Flavors & Fragrances, Inc.	15	1,188
Linde PLC	36	17,222
		25,073

Beverage Manufacturing - 1.1%
Brown-Forman Corp. - Class B	30	862
Coca-Cola Co.	360	31,532
Coca-Cola Europacific Partners PLC	36	3,941
Constellation Brands, Inc. - Class A	15	1,953
Keurig Dr Pepper, Inc.	108	3,361
Monster Beverage Corp. (a)	78	7,518
PepsiCo, Inc.	111	15,491
		64,658

Building Equipment Contractors - 0.1%
Quanta Services, Inc.	9	6,006

Building Material and Supplies Dealers - 0.7%
Home Depot, Inc.	87	28,880
Lowe's Cos., Inc.	48	9,975
		38,855

Business Support Services - 2.3%
Coinbase Global, Inc. - Class A (a)	21	3,071
Corpay, Inc. (a)	6	2,293
Fair Isaac Corp. (a)	3	3,369
Fidelity National Information Services, Inc.	42	1,880
Live Nation Entertainment, Inc. (a)	18	3,134
Mastercard, Inc. - Class A	69	39,544
Moody's Corp.	15	7,176
MSCI, Inc.	6	3,433
NU Holdings Ltd. - Class A (a)	372	5,331
PayPal Holdings, Inc.	69	3,948
Qnity Electronics, Inc.	15	1,968
ROBLOX Corp. - Class A (a)	57	2,029
Visa, Inc. - Class A	159	58,215
		135,391

Cable and Other Subscription Programming - 0.2%
Comcast Corp. - Class A	294	7,044
Liberty Media Corp.-Liberty Formula One - Class C (a)	21	2,061
Warner Bros Discovery, Inc. (a)	201	5,286
		14,391

Cement and Concrete Product Manufacturing - 0.1%

CRH PLC	54	5,131

Clothing Stores - 0.5%
KKR & Co., Inc.	69	6,999
Ross Stores, Inc.	24	6,026
TJX Cos., Inc.	93	14,632
		27,657

Commercial and Industrial Machinery and Equipment - 0.1%
AerCap Holdings NV	9	1,358
United Rentals, Inc.	6	6,476
		7,834

Commercial and Industrial Machinery and Equipment Rental and Leasing - 0.0% (b)
Sunbelt Rentals Holdings, Inc.	33	2,373

Commercial and Service Industry Machinery Manufacturing - 0.4%
Coherent Corp. (a)	15	3,944
KLA Corp.	99	18,099
		22,043

Communications Equipment Manufacturing - 7.2%
Apple, Inc.	1,245	384,593
Ciena Corp. (a)	12	4,524
EchoStar Corp. - Class A (a)	21	1,766
Lumentum Holdings, Inc. (a)	6	4,284
MongoDB, Inc. (a)	6	2,025
Motorola Solutions, Inc.	12	5,229
QUALCOMM, Inc.	87	12,842
		415,263

Computer and Peripheral Equipment Manufacturing - 2.2%
Arista Networks, Inc. (a)	93	16,773
Cisco Systems, Inc.	309	35,841
Dell Technologies, Inc. - Class C	48	19,458
Fortinet, Inc. (a)	57	9,231
HP, Inc.	78	2,127
International Business Machines Corp.	75	16,774
NetApp, Inc.	15	2,677
Sandisk Corp./DE (a)	9	10,933
Super Micro Computer, Inc. (a)	39	1,108
Western Digital Corp.	24	13,076
		127,998

Computer Systems Design and Related Services - 7.4%
Alphabet, Inc. - Class A	957	340,816
CGI, Inc.	15	1,097
Cognizant Technology Solutions Corp. - Class A	36	1,993
Leidos Holdings, Inc.	3	347
Palantir Technologies, Inc. - Class A (a)	192	23,628
Palo Alto Networks, Inc. (a)	63	20,905
Seagate Technology Holdings PLC	18	15,410
ServiceNow, Inc. (a)	87	9,677
Snowflake, Inc. - Class A (a)	27	7,919
Ubiquiti, Inc.	6	3,339
Workday, Inc. - Class A (a)	21	3,367
Zscaler, Inc. (a)	12	1,814

		430,312

Consumer Goods Rental - 0.4%
Netflix, Inc. (a)	336	24,095

Converted Paper Product Manufacturing - 0.1%
Avery Dennison Corp.	6	1,019
Kimberly-Clark Corp.	27	2,951
		3,970

Couriers and Express Delivery Services - 0.2%
FedEx Corp.	18	5,533
United Parcel Service, Inc. - Class B	66	6,879
		12,412

Cut and Sew Apparel Manufacturing - 0.0% (b)
Ralph Lauren Corp.	6	2,282

Dairy Product Manufacturing - 0.2%
Kraft Heinz Co.	99	2,559
Mondelez International, Inc. - Class A	105	6,543
		9,102

Data Processing Hosting and Related Services - 0.4%
Airbnb, Inc. - Class A (a)	48	7,273
Automatic Data Processing, Inc.	33	8,793
Broadridge Financial Solutions, Inc.	6	924
FactSet Research Systems, Inc.	3	790
Fiserv, Inc. (a)	45	2,427
Verisk Analytics, Inc.	12	2,338
		22,545

Deep Sea, Coastal, and Great Lakes Water Transportation - 0.1%
Carnival Corp. Ltd.	108	3,004

Department Stores - 0.0% (b)
Burlington Stores, Inc. (a)	6	2,211

Depository Credit Intermediation - 4.7%
Bank of America Corp.	528	32,710
Bank of Montreal	54	9,690
Bank of New York Mellon Corp.	54	8,442
Bank of Nova Scotia	96	8,426
Canadian Imperial Bank of Commerce	72	8,536
Capital One Financial Corp.	48	10,032
Citigroup, Inc.	129	17,086
Deutsche Bank AG	120	4,404
Fifth Third Bancorp	72	4,068
Huntington Bancshares, Inc.	168	2,863
JPMorgan Chase & Co.	204	71,765
KeyCorp	84	1,898
M&T Bank Corp.	12	2,955
Northern Trust Corp.	15	2,733
PNC Financial Services Group, Inc.	33	8,246
Regions Financial Corp.	75	2,321
Royal Bank of Canada	108	22,627
State Street Corp.	21	3,867

Synchrony Financial	24	1,819
Toronto-Dominion Bank	129	15,470
Truist Financial Corp.	96	4,977
US Bancorp	123	7,750
Wells Fargo & Co.	234	20,229
		272,914

Direct Selling Establishments - 0.1%
DoorDash, Inc. - Class A (a)	33	6,473

Drinking Places (Alcoholic Beverages) - 0.1%
Cintas Corp.	33	6,753

Drugs and Druggists' Sundries Merchant Wholesalers - 0.3%
Cardinal Health, Inc.	18	4,140
Cencora, Inc.	15	4,670
McKesson Corp.	9	7,706
		16,516

Electric Power Generation, Transmission and Distribution - 1.9%
Ameren Corp.	24	2,631
American Electric Power Co., Inc.	45	5,753
CMS Energy Corp.	27	1,944
Consolidated Edison, Inc.	30	3,265
Constellation Energy Corp.	27	7,094
Dominion Energy, Inc.	72	4,980
DTE Energy Co.	18	2,554
Duke Energy Corp.	63	7,902
Edison International	33	2,421
Entergy Corp.	36	3,874
Exelon Corp.	84	3,849
FirstEnergy Corp.	45	2,174
GE Vernova, Inc.	18	17,825
NextEra Energy, Inc.	165	14,342
NiSource, Inc.	39	1,733
NRG Energy, Inc.	18	2,417
PG&E Corp.	174	3,024
PPL Corp.	60	2,113
Public Service Enterprise Group, Inc.	39	2,991
Southern Co.	90	8,509
Vistra Corp.	30	4,446
WEC Energy Group, Inc.	27	2,954
Xcel Energy, Inc.	51	3,988
		112,783

Electrical Equipment Manufacturing - 0.1%
Rockwell Automation, Inc.	9	4,321

Electronic Shopping and Mail-Order Houses - 4.3%
Amazon.com, Inc. (a)	900	244,422
Coupang, Inc. (a)	111	1,815
eBay, Inc.	36	4,104
		250,341

Electronics and Appliance Retailers - 0.0% (b)
CoreWeave, Inc. - Class A (a)	36	2,584

Engine Turbine and Power Transmission Equipment - 0.6%
Cummins, Inc.	9	5,708
General Electric Co.	81	29,165
		34,873

Fabric Mills - 0.0% (b)
Amer Sports, Inc. (a)	36	1,278

Footwear Manufacturing - 0.1%
NIKE, Inc. - Class B	132	5,506

Freight Transportation Arrangement - 0.2%
CH Robinson Worldwide, Inc.	3	443
Expeditors International of Washington, Inc.	9	1,511
JB Hunt Transport Services, Inc.	9	2,446
Norfolk Southern Corp.	18	6,039
		10,439

Furniture and Home Furnishings Retailers - 0.0% (b)
Williams-Sonoma, Inc.	9	2,058

General Freight Trucking - 0.1%
Old Dominion Freight Line, Inc.	18	3,819

General Medical and Surgical Hospitals - 0.1%
HCA Healthcare, Inc.	18	7,247

General Merchandise Stores - 0.8%
Costco Wholesale Corp.	39	37,124
Dollar General Corp.	18	2,287
Dollar Tree, Inc. (a)	15	1,908
Target Corp.	36	5,201
		46,520

Glass and Glass Product Manufacturing - 0.2%
Corning, Inc.	63	8,710

Grain and Oilseed Milling - 0.1%
Archer-Daniels-Midland Co.	39	3,092
Bunge Global SA	15	1,593
		4,685

Grocery and Convenience Retailers - 0.0% (b)
Casey's General Stores, Inc.	3	2,613

Grocery and Related Product Merchant Wholesalers - 0.0% (b)
US Foods Holding Corp. (a)	18	1,811

Grocery and Related Product Wholesalers - 0.1%
Sysco Corp.	39	3,324

Grocery Stores - 0.1%
Kroger Co.	51	2,945

Hardware and Plumbing and Heating Equipment - 0.0% (b)

Watsco, Inc.	3	928

Health and Personal Care Stores - 0.2%
CVS Health Corp.	102	10,652

Household Appliance Manufacturing - 0.0% (b)
SharkNinja, Inc. (a)	12	1,941

Household Appliances and Electrical and Electronic Goods Merchant Wholesalers - 0.1%
TE Connectivity PLC	24	4,937

Household Appliances Electrical Electronic Goods - 0.1%
Johnson Controls International PLC	48	7,040

Insurance Carriers - 3.2%
Aflac, Inc.	42	5,354
Allstate Corp.	21	5,546
American International Group, Inc.	42	3,300
Berkshire Hathaway, Inc. - Class B (a)	147	75,196
Centene Corp. (a)	39	2,427
Chubb Ltd.	33	11,572
Cigna Group	21	5,860
Cincinnati Financial Corp.	12	2,132
Corebridge Financial, Inc.	27	842
Elevance Health, Inc.	18	6,765
Hartford Insurance Group, Inc.	21	2,980
Humana, Inc.	9	3,275
Loews Corp.	18	2,088
Manulife Financial Corp.	129	5,733
MetLife, Inc.	51	4,903
Principal Financial Group, Inc.	18	2,047
Progressive Corp.	48	10,148
Prudential Financial, Inc.	27	3,296
Sun Life Financial, Inc.	45	3,733
Travelers Cos., Inc.	18	6,739
UnitedHealth Group, Inc.	42	17,405
W R Berkley Corp.	30	2,176
		183,517

Internet Software & Services - 0.1%
MercadoLibre, Inc. (a)	3	5,634

Investigation and Security Services - 0.1%
Cloudflare, Inc. - Class A (a)	27	7,532

Iron and Steel Mills and Ferroalloy Manufacturing - 0.1%
ArcelorMittal SA	48	3,367

Lessors of Nonfinancial Intangible Assets - 0.0% (b)
Restaurant Brands International, Inc.	27	1,999

Machinery Equipment and Supplies Merchant Wholesalers - 0.2%
Fastenal Co.	93	4,437
Ferguson Enterprises, Inc.	15	3,515
WW Grainger, Inc.	3	4,147
		12,099

Management of Companies and Enterprises - 0.3%
Citizens Financial Group, Inc.	36	2,579
CNH Industrial NV	75	769
Ferrovial NV	54	3,515
JBS NV - Class A	261	3,659
Koninklijke Philips NV	60	1,578
Smurfit Westrock PLC	42	1,931
Viking Holdings Ltd. (a)	36	3,757
		17,788

Management Scientific and Technical Consulting - 0.4%
Accenture PLC - Class A	51	8,462
Eaton Corp. PLC	30	12,456
		20,918

Medical and Diagnostic Laboratories - 0.1%
Labcorp Holdings, Inc.	6	1,855
Quest Diagnostics, Inc.	9	2,097
		3,952

Medical Equipment and Supplies Manufacturing - 1.7%
3M Co.	42	7,404
Becton Dickinson and Co.	21	3,478
Boston Scientific Corp. (a)	117	5,467
Cooper Cos., Inc. (a)	12	868
Dexcom, Inc. (a)	30	2,504
Edwards Lifesciences Corp. (a)	45	3,873
Insulet Corp. (a)	3	496
Intuitive Surgical, Inc. (a)	27	9,540
Johnson & Johnson	195	49,988
Medline, Inc. (a)	69	2,710
ResMed, Inc.	12	2,532
Stryker Corp.	30	9,771
Zimmer Biomet Holdings, Inc.	12	1,127
		99,758

Metal Ore Mining - 0.8%
Agnico Eagle Mines Ltd.	39	5,666
Barrick Mining Corp.	129	4,738
Cameco Corp.	27	2,332
Franco-Nevada Corp.	12	2,555
Freeport-McMoRan, Inc.	108	6,764
Newmont Corp.	81	7,590
Southern Copper Corp.	61	11,056
Wheaton Precious Metals Corp.	27	2,944
		43,645

Motion Picture and Video Industries - 0.1%
Take-Two Interactive Software, Inc. (a)	15	3,644

Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers - 0.0% (b)
Copart, Inc. (a)	78	2,271

Motor Vehicle Manufacturing - 1.8%
Ford Motor Co.	324	4,756
General Motors Co.	72	6,398

PACCAR, Inc.	42	5,573
Tesla, Inc. (a)	273	84,960
		101,687

Natural Gas Distribution - 0.6%
Atmos Energy Corp.	15	2,592
CenterPoint Energy, Inc.	54	2,270
Cheniere Energy, Inc.	18	4,744
Cheniere Energy Partners LP	30	1,977
Eversource Energy	30	2,148
Fortis, Inc.	30	1,710
Kinder Morgan, Inc.	177	5,696
ONEOK, Inc.	51	4,631
Sempra Energy	51	4,516
Venture Global, Inc. - Class A	195	2,609
		32,893

Navigational Measuring Electromedical and Control Instruments Manufacturing - 1.6%
Agilent Technologies, Inc.	24	3,321
AMETEK, Inc.	18	4,351
Danaher Corp.	57	11,114
GE HealthCare Technologies, Inc.	36	2,449
IDEXX Laboratories, Inc. (a)	6	3,354
Illumina, Inc. (a)	12	2,461
Keysight Technologies, Inc. (a)	15	4,786
L3Harris Technologies, Inc.	15	4,156
Medtronic PLC	105	8,966
Northrop Grumman Corp.	12	6,510
Roper Technologies, Inc.	9	3,528
Teradyne, Inc.	15	5,515
Thermo Fisher Scientific, Inc.	30	17,229
Trane Technologies PLC	18	8,189
Trimble, Inc. (a)	15	848
Waters Corp. (a)	9	3,396
		90,173

Newspaper, Periodical, Book, and Directory Publishers - 0.1%
Reddit, Inc. - Class A (a)	15	2,110
Thomson Reuters Corp.	36	3,533
		5,643

Nondepository Credit Intermediation - 0.6%
American Express Co.	54	18,158
Amrize Ltd.	45	2,201
Rocket Cos., Inc. - Class A (a)	231	2,980
UBS Group AG	252	13,290
		36,629

Nonmetallic Mineral Mining and Quarrying - 0.1%
Martin Marietta Materials, Inc.	6	3,151
Vulcan Materials Co.	12	3,223
		6,374

Nonresidential Building Construction - 0.0% (b)
Stellantis NV (a)	171	985

Office Administrative Services - 0.1%

Baker Hughes Co.	78	4,718

Offices of Physicians - 0.0% (b)
Molina Healthcare, Inc. (a)	3	587

Offices of Real Estate Agents and Brokers - 0.1%
CBRE Group, Inc. - Class A (a)	24	3,523

Oil and Gas Extraction - 1.6%
Canadian Natural Resources Ltd.	162	7,724
Devon Energy Corp.	93	4,197
EOG Resources, Inc.	42	6,245
EQT Corp.	54	2,878
Expand Energy Corp.	21	1,975
ExxonMobil Holdings Corp.	327	50,829
Occidental Petroleum Corp.	78	4,451
TotalEnergies SE	174	15,288
		93,587

Other Fabricated Metal Product Manufacturing - 0.2%
Axon Enterprise, Inc. (a)	6	3,166
Emerson Electric Co.	45	6,742
		9,908

Other Financial Investment Activities - 1.4%
Ameriprise Financial, Inc.	6	3,275
Apollo Global Management, Inc.	45	5,652
Ares Management Corp. - Class A	18	2,306
Blackrock, Inc.	12	13,085
Blackstone, Inc.	63	8,048
Brookfield Corp.	192	8,166
Ferrari NV	15	5,908
Morgan Stanley	120	25,250
S&P Global, Inc.	24	9,886
T Rowe Price Group, Inc.	18	2,011
		83,587

Other Food Manufacturing - 0.0% (b)
McCormick & Co., Inc.	18	916

Other General Purpose Machinery Manufacturing - 0.4%
Illinois Tool Works, Inc.	24	6,887
Mettler-Toledo International, Inc. (a)	3	4,249
Parker-Hannifin Corp.	9	8,789
Xylem, Inc.	18	2,105
		22,030

Other Information Services - 2.1%
Meta Platforms, Inc. - Class A	213	118,579
Pinterest, Inc. - Class A (a)	33	793
VeriSign, Inc.	6	1,740
		121,112

Other Investment Pools and Funds - 0.1%
Alcon AG	39	2,688
Garmin Ltd.	15	4,407
		7,095

Other Leather and Allied Product Manufacturing - 0.0% (b)
Tapestry, Inc.	18	2,743

Other Miscellaneous Retailers - 0.0% (b)
Amcor PLC	27	1,212

Other Miscellaneous Store Retailers - 0.0% (b)
Tractor Supply Co.	33	1,015

Other Professional Scientific and Technical Services - 0.1%
IQVIA Holdings, Inc. (a)	15	3,525

Other Telecommunications - 0.3%
TELUS Corp.	96	918
Verizon Communications, Inc.	360	16,851
		17,769

Other Transit and Ground Passenger Transportation - 0.2%
Uber Technologies, Inc. (a)	162	11,398

Paint Coating and Adhesive Manufacturing - 0.1%
PPG Industries, Inc.	18	1,990
Sherwin-Williams Co.	18	6,135
		8,125

Pesticide Fertilizer and Other Agricultural Chemical Manufacturing - 0.0% (b)
NUTRIEN Ltd.	30	2,072

Petroleum and Coal Products Manufacturing - 1.0%
Chevron Corp.	159	31,296
Marathon Petroleum Corp.	24	7,595
Phillips 66	30	6,350
Suncor Energy, Inc.	93	6,257
Valero Energy Corp.	24	7,510
		59,008

Petroleum and Petroleum Products Merchant Wholesalers - 0.1%
Energy Transfer LP	273	5,558

Pharmaceutical and Medicine Manufacturing - 4.6%
Abbott Laboratories	141	14,904
AbbVie, Inc.	144	36,135
Alnylam Pharmaceuticals, Inc. (a)	9	1,850
Amgen, Inc.	42	16,177
AstraZeneca PLC	123	20,866
Biogen, Inc. (a)	12	2,435
Bristol-Myers Squibb Co.	159	10,384
Eli Lilly & Co.	78	89,609
Gilead Sciences, Inc.	99	12,891
Insmed, Inc. (a)	18	1,775
Merck & Co., Inc.	198	25,780
Moderna, Inc. (a)	24	1,316
Pfizer, Inc.	456	11,404
Regeneron Pharmaceuticals, Inc.	9	6,864
Vertex Pharmaceuticals, Inc. (a)	21	10,019

West Pharmaceutical Services, Inc.	6	2,046
Zoetis, Inc.	33	2,550
		267,005

Pipeline Transportation of Crude Oil - 0.2%
Enbridge, Inc.	171	9,313

Pipeline Transportation of Natural Gas - 0.3%
Enterprise Products Partners LP	174	6,621
Pembina Pipeline Corp.	36	1,761
TC Energy Corp.	63	4,248
Williams Cos., Inc.	96	6,868
		19,498

Professional and Commercial Equipment - 0.1%
Samsara, Inc. - Class A (a)	51	1,901
STERIS PLC	9	2,055
		3,956

Pulp, Paper, and Paperboard Mills - 0.0% (b)
International Paper Co.	42	1,715

Radio and Television Broadcasting - 0.2%
Fox Corp. - Class A	33	1,922
Fox Corp. - Class B	30	1,558
Spotify Technology SA (a)	15	7,499
		10,979

Rail Transportation - 0.6%
Canadian National Railway Co.	48	6,106
Canadian Pacific Kansas City Ltd.	72	6,400
CSX Corp.	147	7,409
Union Pacific Corp.	48	14,022
		33,937

Railroad Rolling Stock Manufacturing - 0.1%
Westinghouse Air Brake Technologies Corp.	12	3,490

Residential Building Construction - 0.1%
DR Horton, Inc.	21	3,004
PulteGroup, Inc.	15	1,897
		4,901

Resin Synthetic Rubber and Artificial Synthetic - 0.1%
Albemarle Corp.	9	1,059
Dow, Inc.	57	1,727
Westlake Corp.	9	634
		3,420

Restaurants and Other Eating Places - 0.6%
Chipotle Mexican Grill, Inc. (a)	90	3,350
Darden Restaurants, Inc.	9	1,832
McDonald's Corp.	54	14,615
Starbucks Corp.	90	9,472
Veralto Corp.	21	1,978
Yum! Brands, Inc.	21	3,219

		34,466

Scheduled Air Transportation - 0.1%
Delta Air Lines, Inc.	51	4,459
United Airlines Holdings, Inc. (a)	24	2,912
		7,371

Scientific Research and Development Services - 0.1%
MPLX LP	81	4,734
Revolution Medicines, Inc. (a)	15	2,813
		7,547

Securities and Commodity Contracts Intermediation and Brokerage - 0.9%
Cboe Global Markets, Inc.	9	2,792
Charles Schwab Corp.	138	14,523
Goldman Sachs Group, Inc.	21	21,386
Interactive Brokers Group, Inc. - Class A	36	3,168
Raymond James Financial, Inc.	15	2,640
Robinhood Markets, Inc. - Class A (a)	54	4,674
Tradeweb Markets, Inc. - Class A	12	1,206
		50,389

Securities and Commodity Exchanges - 0.3%
CME Group, Inc.	27	7,230
Intercontinental Exchange, Inc.	45	6,862
Nasdaq, Inc.	45	4,238
		18,330

Semiconductor and Other Electronic Component Manufacturing - 14.4%
Advanced Micro Devices, Inc. (a)	114	54,281
Amphenol Corp. - Class A	93	14,945
Analog Devices, Inc.	36	13,227
Applied Materials, Inc.	54	27,414
Astera Labs, Inc. (a)	12	3,735
Bloom Energy Corp. - Class A (a)	18	3,705
Broadcom, Inc.	348	135,469
Celestica, Inc. (a)	9	2,983
Credo Technology Group Holding Ltd. (a)	12	2,484
First Solar, Inc. (a)	9	1,899
GLOBALFOUNDRIES, Inc.	42	2,100
Intel Corp. (a)	360	32,472
Jabil, Inc.	9	2,836
Lam Research Corp.	84	24,614
Marvell Technology, Inc.	63	11,816
Microchip Technology, Inc.	42	3,120
Micron Technology, Inc.	75	61,727
Monolithic Power Systems, Inc.	3	4,278
NVIDIA Corp.	1,971	395,678
NXP Semiconductors NV	21	4,812
ON Semiconductor Corp. (a)	30	2,448
Otis Worldwide Corp.	30	2,159
STMicroelectronics NV	51	2,672
Texas Instruments, Inc.	69	19,026
Vertiv Holdings Co. - Class A	30	7,247
		837,147

Semiconductors - 0.1%
Cerebras Systems, Inc. - Class A (a)	15	2,981

Services to Buildings and Dwellings - 0.0% (b)
Rollins, Inc.	36	1,367

Soap Cleaning Compound and Toilet Preparation - 0.8%
Air Products and Chemicals, Inc.	18	5,308
Church & Dwight Co., Inc.	18	1,779
Colgate-Palmolive Co.	66	6,026
Estee Lauder Cos., Inc. - Class A	27	2,265
Kenvue, Inc.	156	3,001
Procter & Gamble Co.	186	26,875
		45,254

Software Publishers - 6.8%
Adobe, Inc. (a)	33	8,264
Atlassian Corp. - Class A (a)	21	2,121
Autodesk, Inc. (a)	18	4,216
Block, Inc. (a)	48	3,900
Cadence Design Systems, Inc. (a)	21	7,140
Check Point Software Technologies Ltd. (a)	6	763
Crowdstrike Holdings, Inc. - Class A (a)	78	14,887
Datadog, Inc. - Class A (a)	27	7,235
Electronic Arts, Inc.	21	4,407
Global Payments, Inc.	21	1,766
Hewlett Packard Enterprise Co.	99	4,742
Intuit, Inc.	24	7,586
Microsoft Corp.	558	259,314
Nebius Group NV (a)	15	2,856
Oracle Corp.	210	27,273
PTC, Inc. (a)	6	823
Salesforce, Inc.	69	12,697
Shopify, Inc. - Class A (a)	108	12,652
Synopsys, Inc. (a)	15	5,831
Tyler Technologies, Inc. (a)	3	929
Veeva Systems, Inc. - Class A (a)	12	2,445
		391,847

Steel Product Manufacturing from Purchased Steel - 0.1%
ATI, Inc. (a)	12	2,249
Steel Dynamics, Inc.	12	3,015
		5,264

Sugar and Confectionery Product Manufacturing - 0.1%
Hershey Co.	18	3,151

Support Activities for Crop Production - 0.1%
Corteva, Inc.	54	4,250

Support Activities for Mining - 0.6%
Cenovus Energy, Inc.	141	4,257
ConocoPhillips	96	11,566
Diamondback Energy, Inc.	21	4,262
Halliburton Co.	66	2,128
SLB Ltd.	117	5,802
Targa Resources Corp.	18	4,867
Teck Resources Ltd. - Class B	30	1,807
		34,689

Tobacco Manufacturing - 0.6%
Altria Group, Inc.	147	10,044
Philip Morris International, Inc.	129	24,616
		34,660

Travel Arrangement and Reservation Services - 0.4%
Booking Holdings, Inc.	63	12,153
Expedia Group, Inc.	9	2,653
Royal Caribbean Cruises Ltd.	21	6,684
		21,490

Traveler Accommodation - 0.3%
Hilton Worldwide Holdings, Inc.	18	5,769
Las Vegas Sands Corp.	51	2,493
Marriott International, Inc. - Class A	21	7,830
		16,092

Ventilation Heating Air-Conditioning and Commercial Refrigeration Equipment Manufacturing - 0.2%
Carrier Global Corp.	63	3,894
Dover Corp.	12	2,456
Ingersoll Rand, Inc.	30	2,501
		8,851

Warehouse Clubs, Supercenters, and Other General Merchandise Retailers - 1.2%
Walmart, Inc.	600	66,720

Waste Treatment and Disposal - 0.3%
Republic Services, Inc.	24	5,053
Waste Connections, Inc.	21	3,515
Waste Management, Inc.	33	7,476
		16,044

Water Sewage and Other Systems - 0.0% (b)
American Water Works Co., Inc.	15	2,013

Wired and Wireless Telecommunications Carriers - 0.2%
AT&T, Inc.	546	12,695

Wired Telecommunications Carriers - 0.3%
T-Mobile US, Inc.	87	15,026
Zoom Video Communications, Inc. - Class A (a)	24	2,305
		17,331
TOTAL COMMON STOCKS (Cost $3,163,885)		5,688,146

REAL ESTATE INVESTMENT TRUSTS - 1.4%
Business Support Services - 0.0% (b)
Millrose Properties, Inc.	9	252

Lessors of Real Estate - 1.3%
American Tower Corp.	39	6,761
AvalonBay Communities, Inc.	12	2,227
Crown Castle, Inc.	36	2,747
Digital Realty Trust, Inc.	30	5,656
Equinix, Inc.	9	9,174
Equity Residential	30	1,993

Mid-America Apartment Communities, Inc.	6		794
Prologis, Inc.	75		10,846
Public Storage	15		4,863
Realty Income Corp.	75		4,790
SBA Communications Corp.	9		1,629
Simon Property Group, Inc.	27		6,193
Ventas, Inc.	39		3,647
VICI Properties, Inc.	87		2,292
Welltower, Inc.	57		13,363
			76,975

Veneer Plywood and Engineered Wood Product Manufacturing - 0.0% (b)
Weyerhaeuser Co.	45		1,126

Warehousing and Storage - 0.1%
Extra Space Storage, Inc.	18		2,665
Iron Mountain, Inc.	24		2,935
			5,600
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $65,817)			83,953

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Treasury Obligations Fund - Class X, 3.60% (c)	8,879		8,879
TOTAL MONEY MARKET FUNDS (Cost $8,879)			8,879

TOTAL INVESTMENTS - 99.8% (Cost $3,238,581)			5,780,978
Other Assets in Excess of Liabilities - 0.2%		0.00238	13,785
TOTAL NET ASSETS - 100.0%			$ 5,794,763

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Vox Populi ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 5,688,146	$ –	$ –	$ 5,688,146
Real Estate Investment Trusts	83,953	–	–	83,953
Money Market Funds	8,879	–	–	8,879
Total Investments	$ 5,780,978	$ –	$ –	$ 5,780,978